Interests in associates and joint ventures	12 Months Ended
Dec. 31, 2018
Interests In Associates And Joint Ventures [Line Items]
Disclosure of interests in associates and joint ventures [text block]

b) Interests in associates and joint ventures

As of 31 December 2018 and 2017, no associate or joint venture was individually material to the Group. In addition, there were no significant restrictions on the ability of associates or joint ventures to transfer funds to UBS Group AG or its subsidiaries in the form of cash dividends or to repay loans or advances made. There were no quoted market prices for any associates or joint ventures of the Group.

UBS Securities China is no longer recognized as an investment in associate as of 31 December 2018 as this entity was consolidated following an increase in stake from 24.99% to 51% and UBS acquiring control in December 2018.

  Refer to Note 32 for more information

In November 2018, SIX and Worldline entered into a strategic partnership in the cards business under which SIX transferred its existing cards business to Worldline and received a 27% stake in Worldline. UBS recognized a gain of USD 460 million in the income statement, proportional to UBS’s 17.31% equity ownership in SIX.

Investments in associates and joint ventures
USD million	2018	2017
Carrying amount at the beginning of the year	1,045	947
Additions	3	3
Disposals[1]	(431)	0
Reclassifications[2]	(21)	0
Share of comprehensive income	529	100
of which: share of net profit[3]	529	76
of which: share of other comprehensive income[4]	1	24
Dividends received	(42)	(53)
Impairment		(7)
Foreign currency translation	16	55
Carrying amount at the end of the year	1,099	1,045
of which: associates	1,066	1,014
of which: UBS Securities China[1]		412
of which: SIX Group AG, Zurich[5]	952	476
of which: other associates	114	127
of which: joint ventures	33	30
1 In December 2018, UBS increased its shareholding in UBS Securities China from 24.99% to 51%, acquiring control of the entity in accordance with IFRS 10, Consolidated Financial Statements. Upon acquisition of control, UBS derecognized its former investment in associate. Refer to Note 32 for more information. 2 Reflects reclassifications to Properties and other non-current assets held for sale. 3 For 2018, consists of USD 511 million from associates, of which USD 460 million reflected a valuation gain on the equity ownership in SIX related to the sale of SIX Payment Services to Worldline, and USD 18 million from joint ventures. For 2017, consists of USD 61 million from associates and USD 15 million from joint ventures. 4 For 2018, the total of USD 1 million is from associates. For 2017, consists of USD 24 million from associates and negative USD 1 million from joint ventures. 5 In 2018, UBS AG’s equity interest amounts to 17.31%. UBS AG is represented on the Board of Directors.

UBS AG
Interests In Associates And Joint Ventures [Line Items]
Disclosure of interests in associates and joint ventures [text block]

b) Interests in associates and joint ventures

As of 31 December 2018 and 2017, no associate or joint venture was individually material to UBS AG. In addition, there were no significant restrictions on the ability of associates or joint ventures to transfer funds to UBS AG or its subsidiaries in the form of cash dividends or to repay loans or advances made. There were no quoted market prices for any associates or joint ventures of UBS AG.

UBS Securities China is no longer recognized as an investment in associate as of 31 December 2018 as this entity was consolidated following an increase in stake from 24.99% to 51% and UBS AG acquiring control in December 2018.

  Refer to Note 32 for more information

In November 2018, SIX and Worldline entered into a strategic partnership in the cards business under which SIX transferred its existing cards business to Worldline and received a 27% stake in Worldline. UBS AG recognized a gain of USD 460 million in the income statement, proportional to UBS AG’s 17.31% equity ownership in SIX.

Investments in associates and joint ventures
USD million	31.12.18	31.12.17
Carrying amount at the beginning of the year	1,045	947
Additions	3	3
Disposals[1]	(431)	0
Reclassifications[2]	(21)	0
Share of comprehensive income	529	100
of which: share of net profit[3]	529	76
of which: share of other comprehensive income[4]	1	24
Dividends received	(42)	(53)
Impairment	0	(7)
Foreign currency translation	16	55
Carrying amount at the end of the year	1,099	1,045
of which: associates	1,066	1,014
of which: UBS Securities China[1]	0	412
of which: SIX Group AG, Zurich[5]	952	476
of which: other associates	114	127
of which: joint ventures	33	30
1 In December 2018, UBS AG increased its shareholding in UBS Securities China from 24.99% to 51%, acquiring control of the entity in accordance with IFRS 10, Consolidated Financial Statements. Upon acquisition of control, UBS AG derecognized its former investment in associate. Refer to Note 32 for more information. 2 Reflects reclassifications to Properties and other non-current assets held for sale. 3 For 2018, consists of USD 511 million from associates, of which USD 460 million reflected a valuation gain on the equity ownership in SIX related to the sale of SIX Payment Services to Worldline, and USD 18 million from joint ventures. For 2017, consists of USD 61 million from associates and USD 15 million from joint ventures. 4 For 2018, the total of USD 1 million is from associates. For 2017, consists of USD 24 million from associates and negative USD 1 million from joint ventures. 5 In 2018, UBS AG’s equity interest amounts to 17.31%. UBS AG is represented on the Board of Directors.